Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Bank Premises and Equipment
Summary of bank premises and equipment, by asset classification

	Estimated
	useful lives				2023	2022

					(Dollars in Thousands)
Bank buildings and improvements	5	-	39	years	$582,075	$571,665
Furniture, equipment and vehicles	1	-	20	years	325,855	307,990
Land					108,551	108,622
Less: accumulated depreciation					(579,387)	(556,665)
Bank premises and equipment, net					$437,094	$431,612